Property and Equipment, Net - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 25,833	$ 23,114
Net carrying value of disposals of long-lived assets	66,986	45,209
Capitalized interest	$ 0	$ 161